Cover	Sep. 02, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Entity File Number	001-39733
Entity Registrant Name	Redwire Corporation
Entity Central Index Key	0001819810
Entity Tax Identification Number	98-1550429
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8226 Philips Highway
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	650
Local Phone Number	701-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Genesis Park Acquisition Corp.
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RDW
Security Exchange Name	NYSE
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	RDW WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2000 Edwards Street
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007